Certain risks and concentration - Fair value measurements (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Fair value measurement
Convertible notes at fair value		$ (49,008)	$ (34,837)
Financial assets and liabilities	$ 4,868
Contingent consideration payable	(7,755)
Short-Term Investments
Fair value measurement
Short-term investments	12,623
Fair Value, Inputs, Level 1
Fair value measurement
Financial assets and liabilities	2,342
Fair Value, Inputs, Level 1 | Short-Term Investments
Fair value measurement
Short-term investments	2,342
Level 2
Fair value measurement
Financial assets and liabilities	10,281
Level 2 | Short-Term Investments
Fair value measurement
Short-term investments	10,281
Level 3
Fair value measurement
Convertible notes at fair value		$ (49,008)	$ (34,837)
Financial assets and liabilities	(7,755)
Contingent consideration payable	$ (7,755)